Pension and Severance Plans (Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Costs) (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Japan
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	0.60%	0.60%
Interest crediting rate	3.40%	3.40%
Rate of compensation increase
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	0.60%	0.60%	0.80%
Expected return on plan assets	2.50%	2.60%	2.60%
Interest crediting rate	3.40%	3.50%	3.50%
Rate of compensation increase
Foreign plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	1.40%	2.00%
Interest crediting rate	4.80%	4.80%
Rate of compensation increase	2.50%	2.20%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	2.00%	2.80%	2.90%
Expected return on plan assets	2.30%	4.20%	4.40%
Interest crediting rate	4.80%	4.80%	4.80%
Rate of compensation increase	2.20%	2.30%	2.60%